IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 3.9	$ 5.0	$ 5.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6	4.5	5.3
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.1	1.4
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	2.7	2.4
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.5	2.7
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.3	1.5
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.6	1.6
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(8.8)	(7.7)	(9.1)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.2
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.3
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1	5.3	5.7	$ 5.2	$ 5.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.2	4.1	4.1	4.1	4.3
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.3	1.0	1.3	0.9
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2	3.5	3.3	3.4	2.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.3	2.0	1.4	2.2
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	1.4	1.7	1.6	2.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	1.5	1.5	1.6	1.4
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (8.5)	$ (7.8)	$ (7.9)	$ (8.2)	$ (8.3)